GOODWILL	12 Months Ended
Jun. 29, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
NOTE 9: GOODWILL
The assignment of goodwill by business segment, and changes in the carrying amount of goodwill for the fiscal years ended June 29, 2018 and June 30, 2017, by business segment, were as follows:

	Communication Systems	Electronic Systems	Space and Intelligence Systems	Total

	(In millions)
Balance at July 1, 2016	$781	$3,093	$1,478	$5,352
Currency translation adjustments	2	(4)	(1)	(3)
Other	2	15	—	17
Balance at June 30, 2017	785	3,104	1,477	5,366
Currency translation adjustments	—	3	3	6
Balance at June 29, 2018	$785	$3,107	$1,480	$5,372